Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Machinery and Equipment

A summary of machinery and equipment as of June 30, 2017 and December 31, 2016, is as follows:

	2017	2016

Machinery and equipment	$305,165	$305,165
Less accumulated depreciation	(238,970)	(224,595)
	$66,195	$80,570

A summary of machinery and equipment as of December 31, 2016 and 2015, is as follows:

	2016	2015

Machinery and equipment	$305,165	$241,996
Less accumulated depreciation	(224,595)	(199,925)
	$80,570	$42,071